UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 12/31/2010
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Cambrian Capital L.P.

Address:   45 Coolidge Point
           Manchester, MA 01944


Form 13F File Number: 028-12248


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Karen Durante
Title:  Chief Financial Officer
Phone:  (978) 526-7010

Signature,  Place,  and  Date  of  Signing:

/s/ Karen Durante                  Manchester, MA                     2/10/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    2

Form 13F Information Table Entry Total:              48

Form 13F Information Table Value Total:  $      871,538
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-12250             Ernst H. von Metzsch
----  --------------------  ----------------------------------------------------
2     028-12249             Roland A. von Metzsch
----  --------------------  ----------------------------------------------------



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                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7       COLUMN 8
---------------------------- -------------- --------- -------- ------------------ ---------- -------- ---------------------
                                                       VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER     VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED NONE
---------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ----
ALLIED NEVADA GOLD CORP      COM            019344100    8,064   306,500 SH       DEFINED    1,2        306,500      0    0
ALPHA NATURAL RESOURCES INC  COM            02076X102   34,670   577,550 SH       DEFINED    1,2        577,550      0    0
BARRICK GOLD CORP            COM            067901108    3,467    65,200 SH       DEFINED    1,2         65,200      0    0
BHP BILLITON LTD             SPONSORED ADR  088606108   14,133   152,100 SH       DEFINED    1,2        152,100      0    0
CAMERON INTERNATIONAL CORP   COM            13342B105   15,506   305,650 SH       DEFINED    1,2        305,650      0    0
CANADIAN NAT RES LTD         COM            136385101   22,334   502,800 SH       DEFINED    1,2        502,800      0    0
CENOVUS ENERGY INC           COM            15135U109    3,660   110,100 SH       DEFINED    1,2        110,100      0    0
CLIFFS NATURAL RESOURCES INC COM            18683K101    9,806   125,700 SH       DEFINED    1,2        125,700      0    0
CONSOL ENERGY INC            COM            20854P109   24,720   507,182 SH       DEFINED    1,2        507,182      0    0
CONTINENTAL RESOURCES INC    COM            212015101    5,505    93,550 SH       DEFINED    1,2         93,550      0    0
ETFS PLATINUM TR             SH BEN INT     26922V101    4,737    26,900 SH       DEFINED    1,2         26,900      0    0
FREEPORT-MCMORAN COPPER & GO COM            35671D857   40,780   339,578 SH       DEFINED    1,2        339,578      0    0
FRONTEER GOLD INC            COM            359032109    5,953   507,469 SH       DEFINED    1,2        507,469      0    0
GOLDCORP INC NEW             COM            380956409   13,841   301,013 SH       DEFINED    1,2        301,013      0    0
GRAN TIERRA ENERGY INC       COM            38500T101   18,966 2,355,975 SH       DEFINED    1,2      2,355,975      0    0
HALLIBURTON CO               COM            406216101   50,207 1,229,650 SH       DEFINED    1,2      1,229,650      0    0
HYPERDYNAMICS CORP           COM            448954107      626   126,279 SH       DEFINED    1,2        126,279      0    0
ISHARES SILVER TRUST         ISHARES        46428Q109   22,644   750,300 SH       DEFINED    1,2        750,300      0    0
ISHARES TR                   RUSSELL 2000   464287655   82,152 1,050,000     PUT  DEFINED    1,2      1,050,000      0    0
KEEGAN RES INC               COM            487275109    4,940   562,000 SH       DEFINED    1,2        562,000      0    0
MASSEY ENERGY CORP           COM            576206106    8,074   150,500 SH       DEFINED    1,2        150,500      0    0
MIDWAY GOLD CORP COM         COM            598153104    1,121 1,335,000 SH       DEFINED    1,2      1,335,000      0    0
MOSAIC CO                    COM            61945A107    2,436    31,900 SH       DEFINED    1,2         31,900      0    0
NATIONAL OILWELL VARCO INC   COM            637071101   52,037   773,778 SH       DEFINED    1,2        773,778      0    0
OCCIDENTAL PETE CORP DEL     COM            674599105   49,516   504,750 SH       DEFINED    1,2        504,750      0    0
PAN AMERICAN SILVER CORP     COM            697900108    5,769   140,000 SH       DEFINED    1,2        140,000      0    0
PEABODY ENERGY CORP          COM            704549104   35,765   559,000 SH       DEFINED    1,2        559,000      0    0
PENGROWTH ENERGY TR          TR UNIT NEW    706902509   16,134 1,254,584 SH       DEFINED    1,2      1,254,584      0    0
PETROHAWK ENERGY CORP        COM            716495106    5,004   274,200 SH       DEFINED    1,2        274,200      0    0
PETROLEO BRASILEIRO SA PETRO SP ADR NON VGG 71654V101   21,552   630,730 SH       DEFINED    1,2        630,730      0    0
PLATINUM GROUP METALS LTD    COM NEW        72765Q205   13,133 4,937,250 SH       DEFINED    1,2      4,937,250      0    0
POTASH CORP SASK INC         COM            73755L107    8,314    53,700 SH       DEFINED    1,2         53,700      0    0
PRIDE INTL INC DEL           COM            74153Q102   18,653   565,250 SH       DEFINED    1,2        565,250      0    0
QUICKSILVER RESOURCES INC    COM            74837R104   18,928 1,284,100 SH       DEFINED    1,2      1,284,100      0    0
RIO TINTO PLC                SPONSORED ADR  767204100   13,064   182,300 SH       DEFINED    1,2        182,300      0    0
ROYAL DUTCH SHELL PLC        SPONS ADR A    780259206   12,879   192,850 SH       DEFINED    1,2        192,850      0    0
SCHLUMBERGER LTD             COM            806857108   43,780   524,317 SH       DEFINED    1,2        524,317      0    0
SILVER WHEATON CORP          COM            828336107   35,979   921,600 SH       DEFINED    1,2        921,600      0    0
SPDR GOLD TRUST              GOLD SHS       78463V107    5,507    39,700 SH       DEFINED    1,2         39,700      0    0
SUNCOR ENERGY INC NEW        COM            867224107   15,162   395,986 SH       DEFINED    1,2        395,986      0    0
TALISMAN ENERGY INC          COM            87425E103      533    24,000 SH       DEFINED    1,2         24,000      0    0
TENARIS S A                  SPONSORED ADR  88031M109    3,923    80,100 SH       DEFINED    1,2         80,100      0    0
TRIANGLE PETE CORP           COM NEW        89600B201   17,806 2,739,395 SH       DEFINED    1,2      2,739,395      0    0
VALE S.A                     ADR            91912E105    8,860   256,300 SH       DEFINED    1,2        256,300      0    0
VENOCO INC                   COM            92275P307   24,442 1,324,760 SH       DEFINED    1,2      1,324,760      0    0
WALTER ENERGY INC            COM            93317Q105   25,031   195,800 SH       DEFINED    1,2        195,800      0    0
WEATHERFORD INTERNATIONAL LT REG            H27013103   13,290   582,889 SH       DEFINED    1,2        582,889      0    0
YAMANA GOLD INC              COM            98462Y100    8,134   635,500 SH       DEFINED    1,2        635,500      0    0


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